CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
Cash and cash equivalents held for sale	$ 26.0	$ 27.6